STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 131,949	$ 78,656	$ 1,171,077	$ (326,695)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	46,523	30,821	155,728	115,056
Loss on disposal of asset	5,101		(19,327)
Change of ROU and lease liabilities	7,673	7,884
Gain on forgiveness of PPP loan			(609,500)
Amortization of operating right of use asset			307,143
Changes in operating assets and liabilities:
Accounts receivable	(85,558)			74,452
Inventories	(315,131)	(116,295)	(232,520)	163,062
Prepaid expenses and other current assets	(1,450)	935	11,846	(12,196)
Other assets	129,920	(37,174)		10,721
Accounts payable	71,324	(52,456)	(64,362)	(103,192)
Accrued liabilities	199,547	(15,224)	(15,114)	(9,064)
Contract liabilities			(64,718)	(64,403)
Net cash provided by (used in) operating activities	189,898	(102,853)	640,253	(152,259)
CASH FLOWS FROM INVESTING ACTIVITIES
Security deposit			(25,000)
Proceeds from sale of equipment			349,744
Purchases of property and equipment	(443,250)	(37,335)	(525,196)	(675,740)
Net cash used in investing activities	(443,250)	(37,335)	(200,452)	(675,740)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred offering costs	(131,000)
Capital contributions from Parent, net			262,156	1,254,494
Proceeds from EIDL Loan			499,900
Proceeds from Paycheck Protection Program loan	608,224		609,500
Advances from related parties	24,300	117,406	90,000	9,113
Repayment to related parties	(43,658)	(37,524)	(6,100)	(126,270)
Finance lease payments		(26,999)
Repayment of note payable related party			(497,650)
Operating lease liabilities			(275,605)	(117,533)
Payment of capital lease obligations			(445,760)
Net cash provided by financing activities	457,866	52,883	236,441	1,019,824
Net increase in cash	204,514	(87,305)	676,242	191,825
Cash at beginning of period	891,816	215,574	215,574	23,749
Cash at end of period	1,096,330	128,269	891,816	215,574
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest	79,129	44,567
NON CASH INVESTING AND FINANCING ACTIVITIES
Operating right of use assets obtained in exchange for operating lease liabilities			$ 1,586,738
Increase in the right-of-use asset and lease liability	$ 655,726	$ 1,586,738